Net Loss Per Share (Tables)	12 Months Ended
Dec. 26, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents the calculation of basic and diluted net loss per share (in thousands, except per share data):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013

Loss from continuing operations	$(17,879)	$(37,559)	$(28,296)
Loss from discontinued operations, net of tax (see note 4)	(17,116)	(42,733)	—
Net loss	(34,995)	(80,292)	(28,296)
Accretion of preferred stock	—	(4)	(57)
Net loss attributable to common stockholders	$(34,995)	$(80,296)	$(28,353)
Net loss per share attributable to common stockholders (Basic and Diluted):
Loss from continuing operations	$(0.56)	$(1.30)	$(9.45)
Loss from discontinued operations	(0.53)	(1.47)	—
Net loss per share	$(1.09)	$(2.77)	$(9.45)
Weighted-average shares used to compute net loss per share attributable to common stockholders:
Basic and diluted	32,001	28,941	3,000

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the periods presented (in thousands):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013
Redeemable convertible preferred stock	—	—	21,299
Stock options	3,482	4,270	3,439
Restricted stock units	1,306	—	—
Preferred stock warrants	—	—	41
Common stock warrants	—	—	40